UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07885

Name of Fund: Master Mid Cap Index Series of Quantitative Master Series LLC

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Master Mid Cap Index Series of Quantitative Master Series LLC, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 09/30/2009

Item 1 – Schedule of Investments

Master Mid Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 0.5%	Alliant Techsystems, Inc. (a)	5,499	$428,097
	BE Aerospace, Inc. (a)	17,658	355,632

			783,729

Airlines - 0.3%	AirTran Holdings, Inc. (a)	21,150	132,188
	Alaska Air Group, Inc. (a)	6,324	169,420
	JetBlue Airways Corp. (a)	35,762	213,857

			515,465

Auto Components - 0.6%	BorgWarner, Inc.	19,810	599,451
	Gentex Corp.	24,127	341,397

			940,848

Automobiles - 0.1%	Thor Industries, Inc.	5,962	184,524

Beverages - 0.5%	Hansen Natural Corp. (a)	12,700	466,598
	PepsiAmericas, Inc.	9,507	271,520

			738,118

Biotechnology - 1.2%	OSI Pharmaceuticals, Inc. (a)	10,100	356,530
	United Therapeutics Corp. (a)	8,200	401,718
	Vertex Pharmaceuticals, Inc. (a)	31,154	1,180,737

			1,938,985

Building Products - 0.2%	Lennox International, Inc.	8,300	299,796

Capital Markets - 2.0%	Affiliated Managers Group, Inc. (a)	7,223	469,567
	Apollo Investment Corp.	28,192	269,234
	Eaton Vance Corp.	20,385	570,576
	Jefferies Group, Inc. New Shares (a)	21,172	576,514
	Raymond James Financial, Inc. (b)	17,254	401,673
	SEI Investments Co.	22,952	451,695
	Waddell & Reed Financial, Inc., Class A	15,051	428,201

			3,167,460

Chemicals - 3.1%	Albemarle Corp.	15,562	538,445
	Ashland, Inc.	12,700	548,894
	Cabot Corp.	11,511	266,019
	Cytec Industries, Inc.	8,289	269,144
	Lubrizol Corp.	11,649	832,438
	Minerals Technologies, Inc.	3,287	156,330
	Olin Corp.	13,648	238,021
	RPM International, Inc.	22,524	416,469
	The Scotts Miracle-Gro Co.	7,666	329,255
	Sensient Technologies Corp.	8,524	236,711
	Terra Industries, Inc. (a)	17,190	595,977
	Valspar Corp.	17,536	482,415

			4,910,118

Commercial Banks - 3.1%	Associated Banc-Corp.	22,426	256,105
	BancorpSouth, Inc.	12,700	310,007
	Bank of Hawaii Corp.	8,331	346,070
	Cathay General Bancorp (b)	8,700	70,383
	City National Corp.	7,487	291,469

Master Mid Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Commerce Bancshares, Inc.	11,715	$436,267
	Cullen/Frost Bankers, Inc. (c)	10,362	535,094
	FirstMerit Corp.	14,431	274,615
	Fulton Financial Corp.	31,000	228,160
	International Bancshares Corp.	8,500	138,635
	PacWest Bancorp	4,370	83,248
	SVB Financial Group (a)	5,750	248,802
	Synovus Financial Corp.	80,970	303,637
	TCF Financial Corp. (b)	19,765	257,736
	Trustmark Corp.	8,600	163,830
	Valley National Bancorp (b)	24,815	304,976
	Webster Financial Corp.	11,264	140,462
	Westamerica Bancorp. (b)	5,164	268,528
	Wilmington Trust Corp.	12,183	172,999

			4,831,023

Commercial Services & Supplies - 1.5%	The Brink’s Co.	7,561	203,467
	Clean Harbors, Inc. (a)	3,800	213,788
	Copart, Inc. (a)	11,288	374,874
	Corrections Corp. of America (a)	20,150	456,398
	Deluxe Corp.	8,514	145,589
	HNI Corp.	7,518	177,425
	Herman Miller, Inc.	9,142	154,591
	Mine Safety Appliances Co.	4,900	134,799
	Rollins, Inc.	6,859	129,292
	Waste Connections, Inc. (a)	14,000	404,040

			2,394,263

Communications Equipment - 1.9%	3Com Corp. (a)	67,881	355,018
	ADC Telecommunications, Inc. (a)	17,008	141,847
	Adtran, Inc.	9,657	237,079
	Avocent Corp. (a)	7,783	157,761
	CommScope, Inc. (a)	16,265	486,811
	F5 Networks, Inc. (a)	13,350	529,061
	Palm, Inc. (a)(b)	27,000	470,610
	Plantronics, Inc.	8,618	231,049
	Polycom, Inc. (a)	14,682	392,743

			3,001,979

Computers & Peripherals - 0.5%	Diebold, Inc.	11,224	369,606
	Imation Corp.	4,999	46,341
	NCR Corp. (a)	27,740	383,367

			799,314

Construction & Engineering - 1.6%	Aecom Technology Corp. (a)	18,800	510,232
	Dycom Industries, Inc. (a)	6,902	84,895
	Granite Construction, Inc.	5,881	181,958
	KBR, Inc.	27,710	645,366
	Shaw Group, Inc. (a)	14,620	469,156

Master Mid Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	URS Corp. (a)	14,600	$637,290

			2,528,897

Construction Materials - 0.5%	Martin Marietta Materials, Inc. (b)	7,803	718,422

Consumer Finance - 0.2%	AmeriCredit Corp. (a)	17,006	268,525

Containers & Packaging - 1.2%	AptarGroup, Inc.	11,460	428,146
	Greif, Inc.	6,000	330,300
	Packaging Corp. of America	17,488	356,755
	Sonoco Products Co.	16,920	465,977
	Temple-Inland, Inc.	18,640	306,069

			1,887,247

Distributors - 0.3%	LKQ Corp. (a)	24,000	444,960

Diversified Consumer Services - 1.8%	Brink’s Home Security Holdings, Inc. (a)	7,561	232,803
	Career Education Corp. (a)	12,248	298,606
	Corinthian Colleges, Inc. (a)	15,238	282,817
	ITT Educational Services, Inc. (a)	5,324	587,823
	Matthews International Corp., Class A	5,320	188,222
	Regis Corp.	9,662	149,761
	Service Corp. International	42,500	297,925
	Sotheby’s Holdings, Inc., Class A (b)	11,775	202,883
	Strayer Education, Inc. (b)	2,450	533,316

			2,774,156

Diversified Telecommunication Services - 0.1%	Cincinnati Bell, Inc. (a)	37,839	132,437

Electric Utilities - 1.8%	Cleco Corp.	10,600	265,848
	DPL, Inc.	19,899	519,364
	Great Plains Energy, Inc.	23,651	424,535
	Hawaiian Electric Industries, Inc. (b)	16,076	291,297
	IDACORP, Inc.	8,318	239,475
	NV Energy, Inc.	41,018	475,399
	PNM Resources, Inc.	15,274	178,400
	Westar Energy, Inc.	19,023	371,139

			2,765,457

Electrical Equipment - 1.5%	Ametek, Inc.	18,777	655,505
	Hubbell, Inc., Class B	9,480	398,160
	Roper Industries, Inc.	15,800	805,484
	Thomas & Betts Corp. (a)	9,027	271,532
	Woodward Governor Co.	9,400	228,044

			2,358,725

Electronic Equipment, Instruments & Components - 2.3%	Arrow Electronics, Inc. (a)	20,413	574,626
	Avnet, Inc. (a)	26,213	680,752
	Ingram Micro, Inc., Class A (a)	28,300	476,855
	Itron, Inc. (a)	7,000	448,980
	National Instruments Corp.	9,386	259,335
	Tech Data Corp. (a)	8,770	364,920
	Trimble Navigation Ltd. (a)	20,500	490,155

Master Mid Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Vishay Intertechnology, Inc. (a)	32,810	$259,199

			3,554,822

Energy Equipment & Services - 2.6%	Exterran Holdings, Inc. (a)	10,927	259,407
	Helix Energy Solutions Group, Inc. (a)	16,200	242,676
	Helmerich & Payne, Inc.	18,422	728,222
	Oceaneering International, Inc. (a)	9,600	544,800
	Patterson-UTI Energy, Inc.	25,887	390,894
	Pride International, Inc. (a)	29,967	912,195
	Superior Energy Services, Inc. (a)	13,660	307,623
	Tidewater, Inc.	8,701	409,730
	Unit Corp. (a)	7,200	297,000

			4,092,547

Food & Staples Retailing - 0.3%	BJ’s Wholesale Club, Inc. (a)	9,345	338,476
	Ruddick Corp.	6,840	182,081

			520,557

Food Products - 1.2%	Corn Products International, Inc.	13,090	373,327
	Flowers Foods, Inc.	13,800	362,802
	Lancaster Colony Corp.	3,461	177,445
	Ralcorp Holdings, Inc. (a)	9,600	561,312
	Smithfield Foods, Inc. (a)(b)	23,780	328,164
	Tootsie Roll Industries, Inc.	4,254	101,160

			1,904,210

Gas Utilities - 2.0%	AGL Resources, Inc.	13,118	462,672
	Energen Corp.	12,500	538,750
	National Fuel Gas Co.	13,908	637,125
	Oneok, Inc.	18,372	672,783
	UGI Corp.	18,900	473,634
	WGL Holdings, Inc.	8,748	289,909

			3,074,873

Health Care Equipment & Supplies - 3.7%	Beckman Coulter, Inc. (c)	11,833	815,767
	Edwards Lifesciences Corp. (a)	9,795	684,768
	Gen-Probe, Inc. (a)	8,975	371,924
	Hill-Rom Holdings, Inc.	10,450	227,601
	Hologic, Inc. (a)	44,318	724,156
	Idexx Laboratories, Inc. (a)(b)	10,300	515,000
	Immucor, Inc. (a)	12,300	217,710
	Kinetic Concepts, Inc. (a)	10,400	384,592
	Masimo Corp. (a)	8,600	225,320
	ResMed, Inc. (a)	13,200	596,640
	Steris Corp.	10,194	310,407
	Teleflex, Inc.	6,952	335,851
	Thoratec Corp. (a)	9,900	299,673

			5,709,409

Health Care Providers & Services - 3.1%	Community Health Systems, Inc. (a)	16,206	517,458
	Health Management Associates, Inc., Class A (a)	43,230	323,793

Master Mid Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Health Net, Inc. (a)	18,213	$280,480
	Henry Schein, Inc. (a)	15,578	855,388
	Kindred Healthcare, Inc. (a)	6,330	102,736
	LifePoint Hospitals, Inc. (a)	9,533	257,963
	Lincare Holdings, Inc. (a)	12,063	376,969
	Omnicare, Inc.	20,150	453,778
	Owens & Minor, Inc.	7,300	330,325
	Psychiatric Solutions, Inc. (a)	9,800	262,248
	Universal Health Services, Inc., Class B	8,277	512,595
	VCA Antech, Inc. (a)	14,450	388,560
	WellCare Health Plans, Inc. (a)	7,430	183,149

			4,845,442

Health Care Technology - 0.6%	Cerner Corp. (a)	11,590	866,932

Hotels, Restaurants & Leisure - 1.8%	Bob Evans Farms, Inc.	5,355	155,616
	Boyd Gaming Corp. (a)	9,920	108,426
	Brinker International, Inc.	17,825	280,387
	The Cheesecake Factory, Inc. (a)	10,532	195,053
	Chipotle Mexican Grill, Inc., Class A (a)(b)	5,560	539,598
	International Speedway Corp., Class A	4,864	134,100
	Life Time Fitness, Inc. (a)	6,890	193,265
	Panera Bread Co., Class A (a)	5,500	302,500
	Scientific Games Corp., Class A (a)	10,900	172,547
	WMS Industries, Inc. (a)	8,000	356,480
	Wendy’s	65,075	307,805

			2,745,777

Household Durables - 1.7%	American Greetings Corp., Class A	7,082	157,929
	Blyth, Inc.	1,081	41,867
	MDC Holdings, Inc.	6,500	225,810
	Mohawk Industries, Inc. (a)	9,730	464,024
	NVR, Inc. (a)	1,012	645,018
	Ryland Group, Inc.	7,517	158,383
	Toll Brothers, Inc. (a)	23,277	454,833
	Tupperware Corp.	10,945	436,924

			2,584,788

Household Products - 0.9%	Church & Dwight Co., Inc. (c)	12,143	688,994
	Energizer Holdings, Inc. (a)(c)	11,970	794,090

			1,483,084

IT Services - 3.4%	Acxiom Corp.	12,899	122,025
	Alliance Data Systems Corp. (a)(b)	9,081	554,667
	Broadridge Financial Solutions LLC	24,530	493,053
	DST Systems, Inc. (a)	6,957	311,674
	Gartner, Inc., Class A (a)	9,927	181,366
	Global Payments, Inc.	14,070	657,069
	Hewitt Associates, Inc., Class A (a)	14,300	520,949
	Lender Processing Services, Inc.	16,400	625,988

Master Mid Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Mantech International Corp., Class A (a)	3,700	$174,492
	Metavante Technologies, Inc. (a)	15,430	532,026
	NeuStar, Inc., Class A (a)	12,690	286,794
	SAIC, Inc. (a)	36,200	634,948
	SRA International, Inc., Class A (a)	7,000	151,130

			5,246,181

Industrial Conglomerates - 0.2%	Carlisle Cos., Inc.	10,742	364,261

Insurance - 4.4%	American Financial Group, Inc.	13,174	335,937
	Arthur J. Gallagher & Co.	17,561	427,962
	Brown & Brown, Inc. (c)	20,310	389,140
	Everest Re Group Ltd.	10,530	923,481
	Fidelity National Title Group, Inc., Class A	39,768	599,701
	First American Corp.	16,329	528,570
	HCC Insurance Holdings, Inc.	19,599	536,033
	The Hanover Insurance Group, Inc.	8,930	369,077
	Horace Mann Educators Corp.	6,900	96,393
	Mercury General Corp.	5,850	211,653
	Old Republic International Corp.	42,101	512,790
	Protective Life Corp.	14,970	320,657
	Reinsurance Group of America, Inc.	12,400	553,040
	Stancorp Financial Group, Inc.	8,562	345,648
	Unitrin, Inc.	8,164	159,116
	W.R. Berkley Corp.	23,666	598,276

			6,907,474

Internet & Catalog Retail - 1.0%	NetFlix, Inc. (a)(b)	7,640	352,739
	Priceline.com, Inc. (a)(b)	7,300	1,210,486

			1,563,225

Internet Software & Services - 0.7%	Digital River, Inc. (a)	6,700	270,144
	Equinix, Inc. (a)	6,600	607,200
	ValueClick, Inc. (a)	15,270	201,411

			1,078,755

Leisure Equipment & Products - 0.1%	Callaway Golf Co.	11,510	87,591

Life Sciences Tools & Services - 2.0%	Affymetrix, Inc. (a)	12,600	110,628
	Bio-Rad Laboratories, Inc., Class A (a)	3,200	294,016
	Charles River Laboratories International, Inc. (a)	11,574	428,007
	Covance, Inc. (a)	11,118	602,040
	Mettler Toledo International, Inc. (a)	5,900	534,481
	Pharmaceutical Product Development, Inc.	20,600	451,964
	Techne Corp.	6,325	395,629
	Varian, Inc. (a)	5,021	256,372

			3,073,137

Machinery - 5.0%	AGCO Corp. (a)	16,105	444,981
	Bucyrus International, Inc.	13,100	466,622
	Crane Co.	7,991	206,248
	Donaldson Co., Inc.	13,205	457,289

Master Mid Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Federal Signal Corp.	7,700	$55,363
	Graco, Inc.	10,483	292,161
	Harsco Corp.	13,724	485,967
	IDEX Corp.	14,160	395,772
	Joy Global, Inc.	17,662	864,378
	Kennametal, Inc.	13,900	342,079
	Lincoln Electric Holdings, Inc.	7,400	351,130
	Nordson Corp.	5,899	330,875
	Oshkosh Corp.	15,400	476,322
	Pentair, Inc.	17,154	506,386
	SPX Corp.	8,610	527,535
	Terex Corp. (a)	18,200	377,286
	Timken Co.	14,075	329,777
	Trinity Industries, Inc.	13,803	237,274
	Valmont Industries, Inc.	3,300	281,094
	Westinghouse Air Brake Technologies Corp.	8,410	315,627

			7,744,166

Marine - 0.4%	Alexander & Baldwin, Inc.	6,821	218,886
	Kirby Corp. (a)	9,300	342,426

			561,312

Media - 1.0%	DreamWorks Animation SKG, Inc., Class A (a)	13,000	462,410
	Harte-Hanks, Inc.	6,317	87,364
	John Wiley & Sons, Inc., Class A	7,150	248,677
	Lamar Advertising Co., Class A (a)(b)	9,500	260,680
	Marvel Entertainment, Inc. (a)	8,500	421,770
	Scholastic Corp.	4,505	109,652

			1,590,553

Metals & Mining - 1.6%	Carpenter Technology Corp.	7,760	181,506
	Cliffs Natural Resources, Inc.	22,640	732,630
	Commercial Metals Co.	19,700	352,630
	Reliance Steel & Aluminum Co.	11,100	472,416
	Steel Dynamics, Inc.	37,100	569,114
	Worthington Industries, Inc.	10,527	146,325

			2,454,621

Multi-Utilities - 1.8%	Alliant Energy Corp.	18,613	518,372
	Black Hills Corp.	6,874	173,019
	MDU Resources Group, Inc.	32,028	667,784
	NSTAR	18,679	594,366
	OGE Energy Corp.	16,819	556,373
	Vectren Corp.	13,726	316,247

			2,826,161

Multiline Retail - 0.7%	99 Cents Only Stores (a)	8,276	111,312
	Dollar Tree, Inc. (a)	15,413	750,305
	Saks, Inc. (a)	25,471	173,712

			1,035,329

Master Mid Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Office Electronics - 0.2%	Zebra Technologies Corp., Class A (a)	10,296	$266,975

Oil, Gas & Consumable Fuels - 3.6%	Arch Coal, Inc.	28,010	619,861
	Bill Barrett Corp. (a)	6,580	215,758
	Cimarex Energy Co.	14,200	615,144
	Comstock Resources, Inc. (a)	8,100	324,648
	Encore Acquisition Co. (a)	9,720	363,528
	Forest Oil Corp. (a)	18,907	370,010
	Frontier Oil Corp.	18,300	254,736
	Mariner Energy, Inc. (a)	17,600	249,568
	Newfield Exploration Co. (a)	22,915	975,262
	Overseas Shipholding Group, Inc.	4,174	155,982
	Patriot Coal Corp. (a)	13,100	154,056
	Plains Exploration & Production Co. (a)	24,067	665,693
	Quicksilver Resources, Inc. (a)	19,900	282,381
	Southern Union Co.	21,700	451,143

			5,697,770

Paper & Forest Products - 0.1%	Louisiana-Pacific Corp. (a)	20,110	134,134

Personal Products - 0.5%	Alberto-Culver Co.	14,900	412,432
	NBTY, Inc. (a)	10,500	415,590

			828,022

Pharmaceuticals - 1.2%	Endo Pharmaceuticals Holdings, Inc. (a)	19,880	449,884
	Medicis Pharmaceutical Corp., Class A	10,000	213,500
	Perrigo Co.	13,583	461,686
	Sepracor, Inc. (a)	19,070	436,703
	Valeant Pharmaceuticals International (a)	11,973	335,962

			1,897,735

Professional Services - 1.3%	Corporate Executive Board Co.	6,025	150,023
	FTI Consulting, Inc. (a)	9,000	383,490
	Kelly Services, Inc., Class A	4,281	52,656
	Korn/Ferry International (a)	7,839	114,371
	MPS Group, Inc. (a)	15,388	161,882
	Manpower, Inc.	13,698	776,814
	Navigant Consulting, Inc. (a)	8,430	113,805
	Watson Wyatt Worldwide, Inc.	7,500	326,700

			2,079,741

Real Estate Investment Trusts (REITs) - 6.4%	AMB Property Corp.	24,796	569,068
	Alexandria Real Estate Equities, Inc. (b)	7,350	399,472
	BRE Properties	9,000	281,700
	Camden Property Trust	11,200	451,360
	Corporate Office Properties Trust	10,100	372,488
	Cousins Properties, Inc. (b)	15,012	124,299
	Duke Realty Corp.	39,110	469,711
	Equity One, Inc. (b)	5,960	93,393
	Essex Property Trust, Inc.	4,700	374,026
	Federal Realty Investment Trust (c)	10,600	650,522

Master Mid Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Highwoods Properties, Inc.	12,464	$391,993
	Hospitality Properties Trust	21,010	427,974
	Liberty Property Trust	19,298	627,764
	The Macerich Co. (b)	13,601	412,518
	Mack-Cali Realty Corp.	13,665	441,789
	Nationwide Health Properties, Inc.	18,030	558,750
	Omega Healthcare Investors, Inc.	14,500	232,290
	Potlatch Corp.	6,963	198,097
	Rayonier, Inc.	13,416	548,849
	Realty Income Corp. (b)	18,300	469,395
	Regency Centers Corp.	13,625	504,806
	SL Green Realty Corp.	13,100	574,435
	UDR, Inc.	26,343	414,639
	Weingarten Realty Investors	18,375	366,030

			9,955,368

Real Estate Management & Development - 0.2%	Jones Lang LaSalle, Inc.	7,220	342,011

Road & Rail - 1.1%	Con-way, Inc.	8,295	317,864
	J.B. Hunt Transport Services, Inc.	14,796	475,395
	Kansas City Southern (a)	16,100	426,489
	Landstar System, Inc.	9,000	342,540
	Werner Enterprises, Inc.	7,533	140,340

			1,702,628

Semiconductors & Semiconductor Equipment - 2.2%	Atmel Corp. (a)	78,970	330,884
	Cree, Inc. (a)(b)	17,143	630,005
	Fairchild Semiconductor International, Inc. (a)	21,707	222,063
	Integrated Device Technology, Inc. (a)	29,120	196,851
	International Rectifier Corp. (a)	12,624	246,042
	Intersil Corp., Class A	20,363	311,758
	Lam Research Corp. (a)	21,909	748,411
	RF Micro Devices, Inc. (a)	46,671	253,424
	Semtech Corp. (a)	10,707	182,126
	Silicon Laboratories, Inc. (a)	7,464	346,031

			3,467,595

Software - 3.3%	ACI Worldwide, Inc. (a)	5,821	88,072
	Advent Software, Inc. (a)	2,600	104,650
	Ansys, Inc. (a)	15,200	569,544
	Cadence Design Systems, Inc. (a)	46,229	339,321
	Factset Research Systems, Inc. (b)	7,300	483,552
	Fair Isaac Corp.	8,626	185,373
	Informatica Corp. (a)	15,200	343,216
	Jack Henry & Associates, Inc.	14,717	345,408
	Mentor Graphics Corp. (a)	16,143	150,291
	Micros Systems, Inc. (a)	14,100	425,679
	Parametric Technology Corp. (a)	20,300	280,546

Master Mid Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Quest Software, Inc. (a)	10,700	$180,295
	Rovi Corp. (a)	17,302	581,347
	Sybase, Inc. (a)	14,012	545,067
	Synopsys, Inc. (a)	25,169	564,289

			5,186,650

Specialty Retail - 5.0%	Aaron’s, Inc. (b)	9,400	248,160
	Aéropostale, Inc. (a)	11,450	497,731
	Advance Auto Parts, Inc.	16,175	635,354
	American Eagle Outfitters, Inc.	35,327	595,613
	AnnTaylor Stores Corp. (a)	10,400	165,256
	Barnes & Noble, Inc.	6,476	143,897
	CarMax, Inc. (a)(c)	38,422	803,020
	Chico’s FAS, Inc. (a)	30,984	402,792
	Coldwater Creek, Inc. (a)	9,100	74,620
	Collective Brands, Inc. (a)	11,245	194,876
	Dick’s Sporting Goods, Inc. (a)	14,940	334,656
	Foot Locker, Inc.	27,125	324,144
	Guess?, Inc.	9,800	362,992
	J. Crew Group, Inc. (a)	9,400	336,708
	PetSmart, Inc.	21,241	461,992
	Rent-A-Center, Inc. (a)	11,582	218,668
	Ross Stores, Inc.	21,581	1,030,924
	Urban Outfitters, Inc. (a)	22,375	675,054
	Williams-Sonoma, Inc.	17,869	361,490

			7,867,947

Textiles, Apparel & Luxury Goods - 1.0%	Fossil, Inc. (a)	8,000	227,600
	Hanesbrands, Inc. (a)	16,100	344,540
	Phillips-Van Heusen Corp.	8,970	383,826
	Timberland Co., Class A (a)	7,586	105,597
	Under Armour, Inc., Class A (a)(b)	6,400	178,112
	The Warnaco Group, Inc. (a)	8,010	351,319

			1,590,994

Thrifts & Mortgage Finance - 1.1%	Astoria Financial Corp.	14,329	158,192
	First Niagara Financial Group, Inc.	32,000	394,560
	New York Community Bancorp, Inc. (b)	60,388	689,631
	NewAlliance Bancshares, Inc.	18,800	201,160
	Washington Federal, Inc.	18,013	303,699

			1,747,242

Tobacco - 0.1%	Universal Corp.	4,452	186,183

Trading Companies & Distributors - 0.4%	GATX Corp.	8,295	231,845
	MSC Industrial Direct Co., Class A	7,800	339,924
	United Rentals, Inc. (a)	10,762	110,849

			682,618

Water Utilities - 0.3%	Aqua America, Inc. (b)	23,701	418,086

Master Mid Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Wireless Telecommunication Services - 0.5%	Syniverse Holdings, Inc. (a)	11,400	$199,500
	Telephone & Data Systems, Inc.	14,658	454,545
	Telephone & Data Systems, Inc. (Special Shares)	2,083	61,823

			715,868

	Total Long-Term Investments (Cost - $141,503,111) - 95.5%		149,067,222

	Short-Term Securities

	BlackRock Liquidity Funds, TempCash, 0.28% (d)(e)	6,971,746	6,971,746

		Beneficial Interest (000)

	BlackRock Liquidity Series, LLC Money Market Series, 0.29% (d)(e)(f)	$10,347	10,347,182

	Total Short-Term Securities (Cost - $17,318,928) - 11.1%		17,318,928

	Total Investments (Cost - $158,822,039*) - 106.6%		166,386,150
	Liabilities in Excess of Other Assets - (6.6)%		(10,243,497)

	Net Assets - 100.0%		$156,142,653

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$160,450,688

Gross unrealized appreciation	$22,991,392
Gross unrealized depreciation	(17,055,930)

Net unrealized appreciation	$5,935,462

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(d)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempCash	6,971,746	$19,822
BlackRock Liquidity Series, LLC Cash Sweep Series	$(6,375,702)	$8,333
BlackRock Liquidity Series, LLC Money Market Series	$6,480,732	$63,204

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash proceeds from securities loans.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of September 30, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation

103	S&P 400 MidCap Index	December 2009	$6,997,666	$101,094

Master Mid Cap Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Long-Term Investments[1]	$149,067,222
Short-Term Securities	6,971,746

Total Level 1	156,038,968

Level 2 - Short-term Securities	10,347,182
Level 3	—

Total	$166,386,150

[1] See above Schedule of Investments for values in each industry.

Valuation Inputs	Other Financial Instruments[2]

Assets

Level 1	$101,094
Level 2	—
Level 3	—

Total	$101,094

[2] Other financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Mid Cap Index Series of Quantitative Master Series LLC

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
Master Mid Cap Index Series of Quantitative Master Series LLC

Date: November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Master Mid Cap Index Series of Quantitative Master Series LLC

Date: November 20, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Mid Cap Index Series of Quantitative Master Series LLC

Date: November 20, 2009